Short-term borrowings	6 Months Ended
Jun. 30, 2024
Short-term borrowings
Short-term borrowings

8.Short-term borrowings

For the six months ended June 30, 2024, the Group had repaid borrowings of RMB10,687, and obtained borrowings of RMB8,000. The interest was payable on a monthly or quarterly basis and the principal was due upon maturity or installments, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2024-09-08	2,000	4.40%	Jiangsu Bank
Loan 2	2024-10-30	3,000	4.00%	China Minsheng Bank
Loan 3	2024-07-07	1,000	3.70%	Bank of China
Loan 4	2025-06-14	2,000	4.15%	Beijing Bank
Loan 5	2025-06-14	5,000	3.45%	Industrial and Commercial Bank of China
Total		13,000

As of June 30, 2024, the loan 5 is guaranteed by a third party.